Segment Information (Tables)	12 Months Ended
Jun. 30, 2013
Revenue and Assets by Geographical Area for Transportation Segment

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2013 and 2012:

	2013
	Revenues	Property and Equipment (net)	Goodwill
United States	$346,109	$172,219	$96,124
Canada	72,725	45,580	42,188

Total	$418,834	$217,799	$138,312

	2012
	Revenues	Property and Equipment (net)	Goodwill
United States	$300,862	$167,928	$99,105
Canada	63,003	51,585	43,585

Total	$363,865	$219,513	$142,690

Reportable Operating Segments

Reportable operating segments:

	2013	2012
Revenue
Transportation	$418,834	$363,865
Oil and gas	4,854	5,121

	$423,688	$368,986

Operating earnings
Transportation	$15,770	$12,888
Oil and gas	1,163	1,326

	16,933	14,214
Unallocated expenses	10,830	14,052
Provision (benefit) for taxes	2,234	(2,092)

Net Income	$3,869	$2,254

	2013	2012
Capital Expenditures
Transportation	$40,148	$47,416
Oil and gas	1,693	1,200

	$41,841	$48,616

Depreciation, depletion and amortization
Transportation	$45,028	$39,587
Oil and gas	1,019	999

	$46,047	$40,586

Total Assets
Transportation	$503,780	$513,083
Oil and gas	9,045	8,717

	$512,825	$521,800

Total Liabilities
Transportation	$316,672	$312,106
Oil and gas	1,671	1,876

	$318,343	$313,982